ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
ACQUISITIONS
Schedule of allocation of consideration of the assets acquired and liabilities assumed based on their fair value

	Fair value amount
	Kunyuan	Jiazhi	HK Yifu	Total
	RMB	RMB	RMB	RMB	US$
Fair value of consideration transferred	9,000,000	23,000,000	9,032	32,009,032	4,575,268
Non-controlling interest fair value	3,000,000	—	—	3,000,000	428,810
Total fair value of purchase price	12,000,000	23,000,000	9,032	35,009,032	5,004,078
Fair value of the assets acquired and the liabilities assumed
Assets acquired:
Cash and cash equivalents	70,149	375,675	—	445,824	63,725
Prepayment and other current assets	1,222,599	5,526,495	9,032	6,758,126	965,985
Property and equipment	291,275	46,966	—	338,241	48,347
Total assets acquired	1,584,023	5,949,136	9,032	7,542,191	1,078,057
Liabilities assumed:
Deferred revenue	108,974	107,750	—	216,724	30,978
Payroll payables	126,278	25,176	—	151,454	21,648
Other payables	1,566,786	164,187	—	1,730,973	247,421
Tax payables	51,745	—	—	51,745	7,396
Total liabilities assumed	1,853,783	297,113	—	2,150,896	307,443
Fair value of net identifiable assets	(269,760)	5,652,023	9,032	5,391,295	770,614

Goodwill	12,269,760	17,347,977	—	29,617,737	4,233,464

Schedule of financial information from acquisition date to period end and comparative

	Kunyuan		Jiazhi
	From January 1,	For the year	From January 1,	For the year
	2025 to December	ended December	2025 to December	ended December
	31, 2025	31, 2024	31, 2025	31, 2024
	RMB	RMB	RMB	RMB
Revenue	3,378,919	4,154,877	3,831,461	6,160,650
Net income	274,947	269,523	289,642	2,627,105
Net income attributable to JIADE LIMITED’S SHAREHOLDERS	206,155	202,088	289,584	2,626,580